Organization - Schedule of Assets and Liabilities of VIEs (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Organization
Other current assets	¥ 1,933,182,792	$ 264,844,957	¥ 670,276,511
Total current assets	10,139,522,498	1,389,108,886	10,159,946,220
Total non-current assets	2,324,704,787	318,483,250	2,322,249,678
Total assets	12,464,227,285	1,707,592,136	12,482,195,898
Total current liabilities	1,124,092,207	154,000,000	754,485,815
Total non-current liabilities	48,706,048	6,672,701	39,759,111
Total liabilities	1,172,798,255	160,672,701	794,244,926
Variable Interest Entity
Organization
Total current assets	4,586,248,127	628,313,418	7,797,991,401
Total non-current assets	2,623,967,844	359,482,121	365,557,715
Total assets	7,210,215,971	987,795,539	8,163,549,116
Total current liabilities	8,306,050	1,137,925	474,254,177
Total non-current liabilities			39,083
Total liabilities	8,306,050	1,137,925	474,293,260
Variable Interest Entity | Group companies
Organization
Other current assets	488,678,227	66,948,643	1,112,061,344
Other current liabilities	5,099	699	344,028,011
Variable Interest Entity | Nonrelated party
Organization
Other current assets	4,097,569,900	561,364,775	6,685,930,057
Other current liabilities	¥ 8,300,951	$ 1,137,226	¥ 130,226,166